Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 10:-	PROPERTY AND EQUIPMENT, NET

	Assets owned and used by the Company					Right-of-use assets
	Computers	Lab equipment	Office furniture and equipment	Leasehold improve-ments	Motor vehicles	Leasehold office	Total

Cost:
Balance at January 1, 2019	$66	$2,004	$134	$29	$8	$-	$2,241
Effect of application of IFRS 16	-	-	-	-	-	193	193
Purchases	1	-	-	-	-	-	1
Disposals	(47)	(1,992)	(111)	-	(8)	-	(2,158)

Balance at December 31, 2019	20	12	23	29	-	193	277

Accumulated depreciation:
Balance at January 1, 2019	16	97	16	4	1	-	134
Effect of application of IFRS 16	-	-	-	-	-	57	57
Depreciation	10	102	5	3	2	-	122
Disposals	(11)	(187)	(10)	-	(3)	-	(211)

Balance at December 31, 2019	15	12	11	7	-	57	102

Depreciated cost at December 31, 2019	5	-	12	22	-	136	175

Depreciated cost at December 31, 2018	$50	$1,907	$118	$25	$7	$-	$2,107

Depreciation expenses for the years ended December 31, 2019 and 2018, amounted to $179 and $113, respectively.